Borrowings - Financial Liabilities (Narrative I)	12 Months Ended
Dec. 31, 2023
Borrowings - Financial Liabilities
Borrowings - Financial Liabilities (Narrative I)

Financial Liabilities

In December 2018, the Company entered into two sale and leaseback agreements of $25,000 in total, with unrelated third parties for the Navios Fantastiks and the Navios Beaufiks. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreements as a financial liability. In October 2023, following the sale of the Navios Beaufiks a purchase obligation of $6,528 was prepaid and the respective sale and leaseback agreement was terminated. The sale and leaseback agreement of the Navios Fantastiks matures in the third quarter of 2024. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Fantastiks was $7,239.

On April 5, 2019, the Company entered into a sale and leaseback agreement of $20,000, with unrelated third parties for the Navios Sol, a 2009-built Capesize vessel of 180,274 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On April 11, 2019, the amount of $20,000 was drawn. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Sol was $14,334. The agreement matures in the second quarter of 2029.

On July 2, 2019, the Company entered into a sale and leaseback agreement of $22,000, with unrelated third parties for the Navios Ace, a 2011-built Capesize vessel of 179,016 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On July 24, 2019, the amount of $22,000 was drawn. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Ace was $16,505. The agreement matures in the third quarter of 2030.

In June 2021, the Company entered into a sale and leaseback agreement of $15,000, with unrelated third parties for the Navios Bonavis, a 2009- built Capesize vessel of 180,022 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $15,000 was drawn. The agreement matures in the second quarter of 2027. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Bonavis was $10,999.

In June 2021, the Company entered into a sale and leaseback agreement of $18,500, with unrelated third parties for the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On June 28, 2021, the amount of $18,500 was drawn. The agreement matures in the second quarter of 2030. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Ray was $15,148.

On August 16, 2021, the Company entered into a sale and leaseback agreement of $15,000 with an unrelated third party for the Navios Pollux, a 2009-built Capesize vessel of 180,727 dwt. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On August 25, 2021, the amount of $15,000 was drawn. The agreement matures in the third quarter of 2027. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Pollux was $11,277.

Pursuant to a novation agreement dated December 20, 2021, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,003 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Primavera. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). In July 2022, Navios Partners took delivery of the Navios Primavera, and entered into sale and leaseback agreement with an unrelated third party for $25,264. Navios Partners has a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction was determined to be a failed sale. The agreement matures in the third quarter of 2032. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $23,318.

In October 2022, Navios Partners completed a $100,000 sale and leaseback transaction with unrelated third parties to refinance the existing sale and leaseback transaction of twelve containerships. Navios Partners has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Partners did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Partners drew the entire amount on October 31, 2022, net of discount of $800. Navios Partners also has an obligation at maturity to purchase the twelve containerships. The sale and leaseback agreement bears interest at Term SOFR plus 210 bps per annum. As of December 31, 2023, the outstanding balance under this sale and leaseback agreement was $67,450.

On November 15, 2022, the Company entered into a sale and leaseback agreement of $24,000 with an unrelated third party for the Navios Alegria, a 2016-built Kamsarmax vessel of 84,852 dwt. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 7, 2022, the amount of $24,000 was drawn. The agreement matures in the fourth quarter of 2032 and following the amendment dated August 13, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Alegria was $21,441.